Basis of preparation - Going concern (Details) € in Millions		6 Months Ended
		Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)		Sep. 30, 2024 ₺ / €	Sep. 30, 2024 Br / €	Mar. 31, 2024 EUR (€)		Sep. 30, 2023 ₺ / €	Sep. 30, 2023 Br / €	Mar. 31, 2023 EUR (€)	[2]
Basis of Preparation
Cash and cash equivalents	[1]	€ 6,871	€ 7,031	[2]			€ 6,114				€ 11,628
Liquid short-term investments		4,100
Exchange rate					38.15	132.80			29.03	58.73
Current borrowings and current portion of non-current borrowings		8,521					7,728	[3]
Non-current portion of non-current borrowings		€ 47,232					49,259	[3]
Turkey, New Lira
Basis of Preparation
Price index movements		18.07	30.08
Ethiopia, Birr
Basis of Preparation
Price index movements		6.10	12.09
Revolving credit facilities
Basis of Preparation
Undrawn borrowing facilities		€ 7,600
Bonds | Increase (decrease) due to changes in accounting policy required by IFRSs
Basis of Preparation
Current borrowings and current portion of non-current borrowings							(931)
Non-current portion of non-current borrowings							€ 931

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,008 million (€7,148 million as at 30 September 2023), together with overdrafts of €165 million (€117 million as at 30 September 2023) and €28 million (€nil as at 30 September 2023) of cash and cash equivalents included within Assets held for sale.
[2]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
[3]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.